Income and social contribution taxes (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Income And Social Contribution Taxes Explanatory [Abstract]
Schedule of deferred income tax and social contribution tax assets and liabilities
	2021	2020
Assets
Noncurrent
Tax loss carryforwards (NOL)	141,860	63,066
Biological assets	2,133	1,389
Financial lease	24,820	13,886
Contingency, bonuses and fair value	26,709	4,794
Derivative financial instruments	7,767	4,720
Allowance for expected credit losses	775	890
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,182	2,550
Subscription warrant	4,665	358
	211,081	91,823
Liabilities
Noncurrent
Biological assets	87,901	27,735
Surplus on investment	1,733	1,733
Costs of transactions	2,996	570
Provision of residual value and useful life of PPE assets	2,592	981
Accelerated depreciation of assets for rural activity	43,516	44,606
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	26,714	26,947
	165,452	102,572
Deferred assets, net	72,343	23,282
Deferred liabilities, net	(26,714)	(34,031)
Net balance	45,629	(10,749)

Schedule of net change in deferred income tax
At June 30, 2019	20,510
Tax losses	8,511
Adjustments in biological assets and agricultural products	(21,075)
Financial lease	10,501
Provisions for contingency and fair value	(4,580)
Derivative financial instruments	2,535
Costs of transactions	(44)
Allowance for doubtful accounts	402
Provision for other accounts payable and receivable	82
Accelerated depreciation of assets for rural activity	(1,002)
Subscription warrant	358
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	(27,731)
Realization of deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	784

At June 30, 2020	(10,749)
Tax losses	78,794
Adjustments in biological assets and agricultural products	(59,422)
Financial lease	10,934
Provisions for contingency and fair value	21,915
Derivative financial instruments	3,047
Costs of transactions	(2,426)
Allowance for doubtful accounts	(115)
Provision for other accounts payable and receivable	(368)
Accelerated depreciation of assets for rural activity	1,090
Subscription warrant	4,307
Deferred taxes on surplus value	233
Temporary differences related to PPE	(1,611)
At June 30, 2021	45,629

Schedule of expected realization of deferred tax assets
2021
2022	113,845
2023	34,955
2024	35,137
2025	3,638
2026 to 2031	23,506
211,081

Schedule of income and social contribution tax expenses
	2021	2020	2019
Income before income and social contribution taxes	298,131	133,529	199,798
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(101,365)	(45,400)	(67,931)

Share of loss in a Joint Venture	4	(51)	375
Management bonus	(2,795)	(2,411)	(2,827)
Share-based incentive plan - ILPA	-	126	(232)
Nondeductible expenses	(6)	-	(126)
Profit or loss of joint venture abroad	-	(1,070)	(2,618)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	53,717	35,999	51,126
Recognition of deferred taxes (a)	73,888	-	-
Other permanent addition	(3,928)	(1,168)	(486)

Income and social contribution taxes for the year	19,515	(13,975)	(22,719)

Current	(31,021)	(10,447)	(10,487)
Deferred	50,536	(3,528)	(12,232)

	19,515	(13,975)	(22,719)
Effective tax rate	7%	-10%	-11%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.

(a)	Refers to deferred tax assets related to tax losscarryfoward of Agrifirma, which were recognized upon the merger of Jaborandi Agrícola into Agrifirma. As a result of the merger, the expected future taxable income projections were revised, and the Company concluded that future taxable income will be generated to realize these tax loss carryforwards.